Restatement of Previously Issued Audited and Unaudited Financial Statements - Summary of Restated Statement of Cash Flows (Detail) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Revision [Line Items]
Net income	$ (4,175,000)			$ (553,000)								$ (4,645,000)	$ (6,913,000)	$ 1,886,000
Net cash provided by (used in) operating activities	(5,091,000)			415,000								1,070,000	1,568,000	4,062,000
Net cash provided by investing activities	1,136,000			(212,000)								(773,000)	(12,158,000)	(670,000)
Net cash provided by financing activities	(1,319,000)			4,190,000								2,768,000	11,753,000	9,015,000
Net (decrease) increase in cash	(5,295,000)			4,297,000								3,053,000	1,101,000	$ 12,427,000
Crescent Acquisition Corp
Error Corrections and Prior Period Adjustments Revision [Line Items]
Net income	6,398,696			774,422			$ (7,962,948)	$ (14,139,315)	$ 5,923,646	$ (696,348)	$ 3,776,118	(17,285,475)	3,628,912
Change in the fair value of Warrant liability	(3,700,000)	$ (11,400,000)	$ 11,555,000	1,115,000	$ 2,645,000	$ (13,510,000)	(265,000)	12,670,000	(13,775,000)	1,270,000	(11,130,000)	13,005,000	(10,850,000)
Change in the fair value of the Forward Purchase Agreement liability	(3,240,000)	(2,460,000)	3,229,000	(1,404,000)	556,000	673,000	(211,000)	1,825,000	462,000	(635,000)	1,018,000	1,789,000	1,361,000
Initial classification of Forward Purchase Agreement liability							2,035,000		2,035,000		2,035,000		2,035,000
Offering cost associated with Warrants recorded as liabilities							1,465,314		1,465,314		1,465,314		1,465,314
Loss on sale of Private Placement Warrant							5,110,000		5,110,000		5,110,000		5,110,000
Net cash provided by (used in) operating activities	(2,484,014)			(392,069)			239,455	(561,642)	(306,922)	(1,373,968)	(856,547)	(1,549,862)	(1,255,466)
Net cash provided by investing activities	40,000			200,000			(250,000,000)	707,600	(250,000,000)	765,483	(249,422,674)	851,488	(249,097,000)
Net cash provided by financing activities	2,303,304			(73,736)			251,342,222	(70,954)	251,398,074	(83,629)	251,360,801	(121,200)	251,433,770
Net (decrease) increase in cash	$ (140,710)			$ (265,805)			$ 1,581,677	$ 75,004	$ 1,091,152	$ (692,114)	$ 1,081,580	$ (819,574)	$ 1,081,304
Change in Class A common stock subject to possible redemption				774420			205116590	-14139310	219003190	-696350	216855660	-17285470	216708450
Initial classification of Warrant liability							$ 30,860,000		$ 30,860,000		$ 30,860,000		$ 30,860,000
Crescent Acquisition Corp | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Revision [Line Items]
Net income				$ 485,422			171,366	$ 355,685	1,220,960	$ (61,348)	2,274,432	$ (2,491,475)	2,750,226
Net cash provided by (used in) operating activities				(392,069)			239,455	(561,642)	(306,922)	(1,373,968)	(856,547)	(1,549,862)	(1,255,466)
Net cash provided by investing activities				200,000			(250,000,000)	707,600	(250,000,000)	765,483	(249,422,674)	851,488	(249,097,000)
Net cash provided by financing activities				(73,736)			251,342,222	(70,954)	251,398,074	(83,629)	251,360,801	(121,200)	251,433,770
Net (decrease) increase in cash				$ (265,805)			$ 1,581,677	$ 75,004	$ 1,091,152	$ (692,114)	$ 1,081,580	$ (819,574)	$ 1,081,304
Change in Class A common stock subject to possible redemption				485420			237535590	355690	238585190	-61350	239638600	-2491471	240114450
Crescent Acquisition Corp | Adjustment
Error Corrections and Prior Period Adjustments Revision [Line Items]
Net income				$ 289,000			$ (8,134,314)	$ (14,495,000)	$ 4,702,686	$ (635,000)	$ 1,501,686	$ (14,794,000)	$ 878,686
Change in the fair value of Warrant liability		(11,400,000)	11,555,000	1,115,000	2,645,000	(13,510,000)	(265,000)	12,670,000	(13,775,000)	1,270,000	(11,130,000)	13,005,000	(10,850,000)
Change in the fair value of the Forward Purchase Agreement liability		$ (2,460,000)	$ 3,229,000	$ (1,404,000)	$ 556,000	$ 673,000	(211,000)	$ 1,825,000	462,000	$ (635,000)	1,018,000	$ 1,789,000	1,361,000
Initial classification of Forward Purchase Agreement liability							2,035,000		2,035,000		2,035,000		2,035,000
Offering cost associated with Warrants recorded as liabilities							1,465,314		1,465,314		1,465,314		1,465,314
Loss on sale of Private Placement Warrant							$ 5,110,000		$ 5,110,000		$ 5,110,000		$ 5,110,000
Change in Class A common stock subject to possible redemption				289000			-32419000	-14495000	-19582000	-635000	-22783000	-14793999	-23406000
Initial classification of Warrant liability							$ 30,860,000		$ 30,860,000		$ 30,860,000		$ 30,860,000